Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted stock unit award activity and unvested awards
The following table summarizes the restricted stock unit award activity during the year ended December 31, 2015 and 2014.

	Number of shares	Weighted average grant date fair value
Total unvested, January 1, 2014	—	$—
Granted	328,907	28.79
Vested	(1,647)	30.33
Forfeited	(4,601)	32.59
Total unvested, December 31, 2014	322,659	28.38
Granted	535,175	19.25
Vested	(121,138)	27.98
Forfeited	(34,027)	24.13
Total unvested - December 31, 2015	702,669	$21.70

The following table details the scheduled vesting of the outstanding unvested restricted stock unit awards at December 31, 2015.

Vesting Date	Number of shares
2016	254,406
2017	266,452
2018	181,811
702,669

Schedule of Share-based Payment Award, Performance Stock Awards, Valuation Assumptions
The following table presents information regarding the assumptions used in determining the fair value of the performance stock unit awards granted in 2015 and 2014.

	2015	2014
Dividend Yield	0.00%	0.00%
Expected Volatility	49.69%	43.73%
Risk-Free Rate	1.00%	0.70%
Expected Life (Years)	2.89	2.65
Weighted average fair value of performance stock unit awards	$21.61	$38.77

Schedule of Share-based Compensation, Phantom Share Units (PSUs) Activity
The following table summarizes the activity for the equity-based awards during the year ended December 31, 2015 and 2014.

	Number of units	Weighted average grant date fair value
Total unvested, January 1, 2014	—	$—
Granted	434,094	16.50
Vested	—	—
Forfeited	—	—
Total unvested, December 31, 2014	434,094	16.50
Granted	18,196	16.87
Vested	(242)	16.50
Forfeited	(19,420)	16.50
Total unvested - December 31, 2015	432,628	$16.52

Nonvested Phantom Share Units Activity	The following table details the scheduled vesting of the unvested equity-based awards at December 31, 2015.

Vesting Date	Number of units
2016	432,628
432,628